Financial Instruments and Risk Management	12 Months Ended
Sep. 30, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Note 24 – Financial Instruments and Risk Management

(a) Fair Values

The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy based on the reliability of inputs are as follows:

·	Level 1 – inputs are unadjusted quoted prices of identical instruments in active markets.

·	Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

·	Level 3 – inputs used in a valuation technique are not based on observable market data in determining fair values of these instruments.

The fair values of financial instruments are determined with respect to the hierarchy that prioritizes the input to fair value measurement. In the absence of an active market, the Company determines fair value by using valuation techniques that refer to observable market data or estimated market prices. Fair values are inherently judgmental, thus the estimated fair values do not necessarily reflect amounts that would be received or paid in case of immediate settlement of these instruments. The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts. The carrying value of other receivables, consumer loans receivable net, accounts payable and accrued liabilities approximate their fair values (Level 2 measurements) due to the relatively short-term nature of these balances. The fair value of obligations under capital leases and senior secured notes are determined by estimating future cash flows on a borrowing-by-borrowing basis, and discounting these future cash flows using a rate which takes into account the Company’s spread for credit risk for similar terms and types of arrangements. Based on estimates, the fair values (a Level 2 measurement) of the Company’s obligation under capital lease and other obligations and senior secured notes as at September 30, 2012 and 2011 are not significantly different than their carrying value.

(a) Fair Values (continued)

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

			September 30		September 30
			2011		2012
			Restated		Restated
			Note 3		Note 3
	Classification	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash	Held-for-trading	1	$19,291	$19,291	$19,139	$19,139
Other receivables	Loans and receivables	2	12,575	12,575	19,481	19,481
Consumer loans receivable	Loans and receivables	2	4,781	4,781	32,440	32,440
Long term receivable	Loans and receivables	2	$681	$681	$460	$460
Financial Liabilities
Accounts payable and accrued liabilities	Other financial liabilities	2	$29,537	$29,537	$28,937	$28,937
Obligations under capital leases and other obligations	Other financial liabilities	2	1,295	1,295	4,788	4,788
Senior secured notes	Other financial liabilities	2	$-	$-	$126,033	$131,906

(b) Risk Management

The Company is exposed to a number of financial risks in the normal course of its business operations, including market risks as well as credit and liquidity risks. The nature of the financial risks and the Company’s strategy for managing these risks has not changed significantly from the prior year.

Market risk is the risk of loss that results from changes in market factors such as foreign currency exchange rates and interest rates. The level of market risk to which the Company is exposed at any point in time varies depending on market conditions, expectations of future price or market rate movements and composition of the Company’s financial assets and liabilities held, non-trading physical assets, and contract portfolios.

Overall, the Company’s Board of Directors has responsibility for the establishment and approval of the Company's risk management policies. To manage the exposure to changes in market risk, management performs a risk assessment on a continual basis to help ensure that all significant risks related to the Company and its operations have been reviewed and assessed to reflect changes in market conditions and the Company's operating activities. The following summarizes the types of market price risks to which the Company is exposed, and the risk management instruments applied to mitigate them. The sensitivities provided below are hypothetical and should not be considered to be predictive of future performance or indicative of earnings on these contracts. The Company does not currently use derivative financial instruments to manage its market risks and does not hold or issue derivative financial instruments for trading or speculative purposes.

(i)	Currency Risk

Currency risk refers to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. As the Company has operations in the United Kingdom, it is exposed to risk from changes in the exchange rates between the Canadian dollar and the British pound. While the Company attempts to match cash outlays with cash inflows in the same currency, fluctuations in exchange rates creates volatility with cash flows and reported amounts for revenues and expenses on a period-to-period basis, however, this is not considered significant to the Company.

Based on a 315 basis point increase/decrease in the foreign exchange rate occurring in the year ending September 30, 2012, net loss would increase/decrease by $517 as it relates to financial assets and liabilities denominated in the British pound as at September 30, 2012. Analysis of the effects of hypothetical foreign exchange changes are based on assumptions, including the maintenance of the existing levels and composition of assets and liabilities, and should not be relied on as indicative of actual or future results.

(ii)	Interest Rate Risk

The Company does not have any variable interest bearing obligations; therefore, the Company’s exposure to interest rate fluctuations relative to financial instruments is minimal.

(iii)	Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counter-party to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash, other receivables, consumer loans receivable, and long-term receivable. The maximum amount of credit risk exposure is limited to the carrying amount of the balances disclosed in these financial statements.

The best representation of the Company’s maximum exposure (excluding tax effects) to credit risk, which is a worst case scenario and does not reflect results expected by the Company, is as set out in the following table:

	September 30	September 30
	2011	2012
	Restated	Restated
	Note 3	Note 3
Cash - Note 5	$19,291	$19,139
Consumer loans receivable, net - Note 6	4,781	32,440
Other receivables - Note 7	12,575	19,481
Long-term receivable - Note 7	681	460
	$37,328	$71,520

Cash: Credit risk associated with cash is minimized substantially by ensuring that these financial assets are placed with reputable financial institutions that have been accorded strong investment grade ratings by a primary rating agency.

Other receivables: Other receivables include amounts owing to the Company from various parties. Included within other receivables are amounts of $12,223 whereby a significant portion is owed by two different parties and as such, these balances represent a concentration of credit risk to the Company. For such parties, the Company trades with entities that are assessed as being credit worthy and the Company maintains an ongoing review of their credit status. The balance of other receivables is owed by a large number of parties that individually owe amounts to the Company that are not significant in value as at September 30, 2012.

Consumer loans receivable: The Company also directly lends to its customers and has no significant concentration of credit risk with any particular individual related to short-term advances.

Credit risk relates to the possibility of default of payment on the Company’s consumer loans receivable. The Company performs on-going credit evaluations, and reviews the aging of the receivable, payment history and other factors, and it establishes a provision for loan losses when it is determined that a loan is impaired.

Refer to Note 6 for an analysis of the age of consumer loans receivable originated by the Company as of September 30, 2012 and the activity related to the Company’s allowance for consumer loan losses.

The Company makes significant estimates in respect of the allowance for consumer loan losses. Historical information is considered when determining whether past-due accounts should be provided for and the same factors are considered when determining whether to write off amounts charged to the allowance against the consumer loans receivable.

(iv)	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due or will not receive sufficient funds from its third party lenders to advance to the Company’s customers. The Company manages all liquidity risk through maintaining a sufficient working capital amount through daily monitoring of controls, cash balances and operating results. The Company’s principal sources of cash are funds from operations, which the Company believes will be sufficient to cover its normal operating and capital expenditures.

The maximum exposures to liquidity risk are represented by the carrying amount of accounts payable and accrued liabilities, as well as payment obligations under capital leases and senior secured notes, which are made up of the following:

	Carrying Amount	Contractual Cash Flows	Less Than 1 Year	1-3 Years
	Restated	Restated	Restated
	Note 3	Note 3	Note 3
Accounts payable and accrued liabilities	$28,937	$28,937	$28,937	$-
Obligations under capital leases (including interest)	4,788	7,280	1,565	2,335
Senior secured notes	126,033	198,529	15,238	45,713
	$159,758	$234,746	$45,740	$48,048